LKCM Fixed Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 74.2%		Par	Value
Aerospace & Defense - 6.0%
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)		$4,000,000	$4,115,683
5.40%, 07/31/2033 (Callable 04/30/2033)		5,525,000	5,762,121
RTX Corp.
5.75%, 01/15/2029 (Callable 12/15/2028)		4,000,000	4,196,338
5.15%, 02/27/2033 (Callable 11/27/2032)		2,750,000	2,849,526
			16,923,668

Banks - 5.3%
Bank of America Corp.
4.45%, 03/03/2026		2,000,000	2,001,505
4.25%, 10/22/2026		5,000,000	5,007,809
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)		3,942,000	3,906,483
JPMorgan Chase & Co.
3.30%, 04/01/2026 (Callable 01/01/2026)		3,500,000	3,487,643
3.20%, 06/15/2026 (Callable 03/15/2026)		636,000	632,486
			15,035,926

Beverages - 0.8%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)		2,225,000	2,193,358

Biotechnology - 3.1%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)		4,000,000	4,136,650
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)		1,000,000	987,192
5.25%, 03/02/2033 (Callable 12/02/2032)		3,500,000	3,627,527
			8,751,369

Chemicals - 0.9%
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)		2,000,000	1,974,506
4.80%, 03/24/2030 (Callable 12/24/2029)		500,000	513,306
			2,487,812

Commercial Services & Supplies - 5.3%
Republic Services, Inc.
4.75%, 07/15/2030 (Callable 06/15/2030)		4,000,000	4,101,182
5.00%, 04/01/2034 (Callable 01/01/2034)		2,500,000	2,566,262
Waste Management, Inc.
4.50%, 03/15/2028 (Callable 02/15/2028)		5,800,000	5,872,856
4.63%, 02/15/2030 (Callable 12/15/2029)		2,370,000	2,412,529
			14,952,829

Consumer Finance - 0.7%
American Express Co., 4.20%, 11/06/2025 (Callable 10/06/2025)		2,000,000	1,999,955

Diversified Telecommunication Services - 3.2%
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)		4,235,000	4,244,843
Verizon Communications, Inc.
4.13%, 03/16/2027		2,000,000	2,002,284
2.10%, 03/22/2028 (Callable 01/22/2028)		3,000,000	2,862,263
			9,109,390

Electric Utilities - 1.6%
Duke Energy Corp.
4.50%, 08/15/2032 (Callable 05/15/2032)		2,000,000	1,989,270
5.75%, 09/15/2033 (Callable 06/15/2033)		2,500,000	2,659,514
			4,648,784

Electrical Equipment - 1.2%
Emerson Electric Co., 5.00%, 03/15/2035 (Callable 12/15/2034)		3,450,000	3,544,477

Electronic Equipment, Instruments & Components - 1.9%
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)		5,000,000	5,386,132

Entertainment - 0.7%
Netflix, Inc., 4.90%, 08/15/2034 (Callable 05/15/2034)		2,000,000	2,064,004

Financial Services - 2.2%
Fiserv, Inc.
5.15%, 03/15/2027 (Callable 02/15/2027)		3,000,000	3,040,971
5.35%, 03/15/2031 (Callable 01/15/2031)		3,000,000	3,123,281
			6,164,252

GICS~Diversified Telecommunication Services - 1.9%
T-Mobile USA, Inc., 4.75%, 02/01/2028 (Callable 10/11/2025)		5,500,000	5,508,557

Health Care Equipment & Supplies - 3.7%
Abbott Laboratories, 4.75%, 11/30/2036 (Callable 05/30/2036)		200,000	201,898
Stryker Corp.
4.25%, 09/11/2029 (Callable 08/11/2029)		2,500,000	2,508,286
4.85%, 02/10/2030 (Callable 01/10/2030)		7,500,000	7,690,973
			10,401,157

Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc., 4.25%, 01/15/2029 (Callable 12/15/2028)		4,000,000	4,013,245

Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp., 3.50%, 07/01/2027 (Callable 05/01/2027)		2,500,000	2,481,520

Insurance - 1.9%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)		5,250,000	5,362,363

Interactive Media & Services - 2.7%
Meta Platforms, Inc.
4.60%, 05/15/2028 (Callable 04/15/2028)		2,500,000	2,552,026
4.80%, 05/15/2030 (Callable 03/15/2030)		2,950,000	3,047,366
4.75%, 08/15/2034 (Callable 05/15/2034)		2,000,000	2,026,734
			7,626,126

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033 (Callable 05/10/2033)		4,000,000	4,150,428

Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp., 2.95%, 05/16/2026 (Callable 02/16/2026)		1,870,000	1,858,624
ConocoPhillips Co., 5.05%, 09/15/2033 (Callable 06/15/2033)		2,000,000	2,061,978
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 10/11/2025)		4,000,000	4,007,378
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)		7,300,000	7,476,128
ONEOK, Inc.
5.55%, 11/01/2026 (Callable 10/01/2026)		2,500,000	2,532,675
6.35%, 01/15/2031 (Callable 10/15/2030)		2,000,000	2,149,111
6.05%, 09/01/2033 (Callable 06/01/2033)		5,000,000	5,304,600
			25,390,494

Other Management Consulting Services - 0.7%
Accenture Capital, Inc., 4.50%, 10/04/2034 (Callable 07/04/2034)		2,000,000	1,973,977

Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.
5.00%, 04/15/2030 (Callable 01/15/2030)		2,500,000	2,578,514
5.15%, 11/15/2031 (Callable 09/15/2031)		5,500,000	5,717,998
			8,296,512

Software - 6.2%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)		700,000	719,205
Intuit, Inc., 5.20%, 09/15/2033 (Callable 06/15/2033)		2,500,000	2,615,969
Oracle Corp.
2.65%, 07/15/2026 (Callable 04/15/2026)		2,000,000	1,977,080
6.15%, 11/09/2029 (Callable 09/09/2029)		3,000,000	3,200,695
4.90%, 02/06/2033 (Callable 11/06/2032)		3,000,000	3,026,058
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)		6,000,000	6,009,796
			17,548,803

Specialized REITs - 4.3%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)		4,030,000	4,001,272
5.25%, 07/15/2028 (Callable 06/15/2028)		4,200,000	4,321,299
4.05%, 03/15/2032 (Callable 12/15/2031)		4,050,000	3,926,579
			12,249,150

Specialty Retail - 4.2%
Lowe's Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)		1,000,000	992,271
O'Reilly Automotive, Inc.
4.35%, 06/01/2028 (Callable 03/01/2028)		675,000	679,460
4.20%, 04/01/2030 (Callable 01/01/2030)		2,325,000	2,319,051
4.70%, 06/15/2032 (Callable 03/15/2032)		2,750,000	2,774,265
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)		5,000,000	5,164,679
			11,929,726
TOTAL CORPORATE BONDS (Cost $206,990,618)			210,194,014

U.S. GOVERNMENT SPONSORED ENTITIES - 11.4%		Par	Value
Federal Home Loan Banks
2.25%, 10/28/2025 (a)		3,000,000	2,995,790
4.50%, 11/12/2025 (a)		1,505,000	1,505,457
3.00%, 02/17/2026 (a)		2,500,000	2,490,659
2.38%, 03/13/2026		3,575,000	3,548,946
2.00%, 03/30/2026 (a)		3,000,000	2,972,453
2.00%, 05/26/2026 (a)		2,500,000	2,470,969
2.00%, 10/28/2026 (Callable 10/28/2025) (a)		3,000,000	2,967,766
2.50%, 01/25/2027 (Callable 10/25/2025) (a)		2,500,000	2,479,149
4.50%, 09/29/2027		1,750,000	1,777,535
1.75%, 11/16/2028 (Callable 11/16/2025) (a)		3,000,000	2,895,738
2.82%, 06/27/2029 (Callable 10/08/2025)		4,000,000	3,861,774
2.00%, 12/15/2033 (Callable 12/15/2025) (a)		2,500,000	2,295,871
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES (Cost $32,829,819)			32,262,107

U.S. GOVERNMENT ISSUES - 6.9%		Par	Value
United States Treasury Note/Bond
4.25%, 01/31/2026		2,000,000	2,001,688
4.63%, 11/15/2026		500,000	504,980
4.13%, 09/30/2027		400,000	403,961
4.00%, 10/31/2029		2,000,000	2,023,438
4.13%, 11/15/2032		8,500,000	8,601,934
4.50%, 11/15/2033		3,000,000	3,102,715
4.00%, 02/15/2034		3,000,000	2,993,027
TOTAL U.S. GOVERNMENT ISSUES (Cost $19,710,834)			19,631,743

U.S. TREASURY SECURITIES - 4.6%		Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026		1,000,000	1,002,379
4.50%, 05/15/2027		2,300,000	2,330,592
4.00%, 07/31/2030		2,000,000	2,023,359
5.38%, 02/15/2031		2,500,000	2,692,676
4.25%, 11/15/2034		5,000,000	5,058,008
TOTAL U.S. TREASURY SECURITIES (Cost $12,822,761)			13,107,014

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 2.0%			Value
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Institutional Class, 4.06%(b)		5,530,849	5,530,849
TOTAL SHORT-TERM INVESTMENTS (Cost $5,530,849)			5,530,849

TOTAL INVESTMENTS - 99.1% (Cost $277,884,881)			280,725,727
Other Assets in Excess of Liabilities - 0.9%			2,428,299
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$283,154,026
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at September 30, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$210,194,014	$–	$210,194,014
U.S. Government Sponsored Entities	–	32,262,107	–	32,262,107
U.S. Government Issues	–	19,631,743	–	19,631,743
U.S. Treasury Securities	–	13,107,014	–	13,107,014
Short-Term Investments	5,530,849	–	–	5,530,849
Total Investments*	$5,530,849	$275,194,878	$–	$280,725,727

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Fixed Income Fund
Sector Classification
September 30, 2025 (Unaudited)

Sector:	% of Net Assets
Industrials	12.5%
U.S. Government Sponsored Entities	11.4%
Information Technology	11.0%
Financials	10.1%
Health Care	9.7%
Energy	9.0%
Communication Services	8.5%
U.S. Government Issues	6.9%
Consumer Discretionary	5.1%
Real Estate	4.3%
Utilities	1.6%
Materials	0.9%
Consumer Staples	0.8%
Cash & Others	8.2%
100%

Sector Classification as of March 31, 2024
(% of Net Assets)

Health Care	12.4%
Information Technology	12.1
Industrials	9.6
Energy	6.3
Financials	5.9
Consumer Discretionary	4.9
Communication Services	4.2
Materials	3.5
Real Estate	2.3
Consumer Staples	2.2
Other Assets in Excess of Liabilities	36.6
100.0%

LKCM Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	–	$184,522,927	–	$184,522,927
U.S. Government Sponsored Entities	–	66,397,713	–	66,397,713
U.S. Government Issues	–	29,971,815	–	29,971,815
Money Market Fund	2,728,114	–	–	2,728,114
Total Assets	$2,728,114	$280,892,455	–	$283,620,569

Refer to the Schedule of Investments for industry classifications.